Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue	The disaggregation of revenue is as follows:
	Three Months Ended
	March 31,
	2024	2023
Software Services	$851,101	$-
Delivery services	51,760	25,252
Branding fees	43,850	15,000
	$946,711	$40,252

Schedule of Basic and Diluted Net Loss Per Share	Potentially dilutive items outstanding as of March 31, 2024 and 2023 is as follows:
	March 31,
	2024		2023
Convertible notes payable	2,104,562	*	-
Series Seed preferred stock (convertible to common stock)	-		3,091,672
Series Seed-1 preferred stock (convertible to common stock)	-		2,440,411
Series Seed-2 preferred stock (convertible to common stock)	-		2,088,696
Series Seed-3 preferred stock (convertible to common stock)	-		357,836
Common stock warrants	3,110,272		54,203
Preferred stock warrants	-		128,820
Stock options	1,501,341		1,080,532
Unvested restricted common stock	324,019		332,481
Total potentially dilutive shares	7,040,194		9,574,651
*	Represents the number of common shares that the convertible notes, including principal and accrued interest, converted into upon the closing of the Offering in April 2024.
Potentially dilutive items outstanding as of December 31, 2023 and 2022 is as follows:
	December 31
	2023	2022
Series Seed preferred stock (convertible to common stock)	-	3,091,672
Series Seed-1 preferred stock (convertible to common stock)	-	2,440,412
Series Seed-2 preferred stock (convertible to common stock)	-	2,088,696
Series Seed-3 preferred stock (convertible to common stock)	-	357,836
Common stock warrants	1,090,272	54,203
Preferred stock warrants	-	128,819
Stock options	1,515,386	861,309
Unvested restricted common stock	324,019	-
Total potentially dilutive shares	2,929,677	9,022,947